Liquidity and Going Concern Considerations	6 Months Ended
Mar. 31, 2026
Liquidity and Going Concern Considerations [Abstract]
LIQUIDITY AND GOING CONCERN CONSIDERATIONS

Note 3 — LIQUIDITY AND GOING CONCERN CONSIDERATIONS

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Accordingly, the financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

For the six months ended March 31, 2026, the Company incurred a net loss of $3,692,268 from continuing operations and used net cash of $85,225 in operating activities from continuing operations. As of March 31, 2026, the Company has an accumulated deficit of $27,262,423. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. The Company has historically funded its working capital needs primarily from operations, bank loans, and advances from shareholders and intends to continue doing so in the near future to ensure sufficient working capital. As of March 31, 2026, the Company had cash and cash equivalents of $455,030 and working capital of $130,046, respectively. Deferred revenue included in current liabilities of $1,026,850, which will be recognized as revenue in the next fiscal year when the services are provided. As of March 31, 2026, the Company had short-term bank loans and long-term bank loans of $623,369 and $2,942,882, respectively. The Company expects that it would be able to obtain new bank loans or renew its existing bank loans upon maturity based on past experience with the Company’s good credit history.

Notwithstanding the foregoing, management is evaluating different sources of funding for our future operations. These sources may include, but are not limited to, funding from current or new investors, officers and directors, debt financing and optimization of costs. The principal shareholder of the Company has pledged to use his personal assets as collateral to support the Company in securing bank loans whenever necessary. We believe that our working capital will be sufficient to fund our operations over at least the next 12 months from the date of this report. However, we may need additional cash resources in the future if we experience changed business conditions or other developments. We may also need additional cash resources in the future if we wish to pursue opportunities for investment, acquisition, strategic cooperation or other similar actions. If we determine that the cash requirements would exceed our amounts of cash on hand, we may seek to issue debt or equity securities or obtain a credit facility.